Business Combination (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 30, 2015 CNY (¥)	Jun. 20, 2014 USD ($)	Jun. 20, 2014 CNY (¥)
CJOL [Member]
Business Acquisition [Line Items]
Total consideration		$ 15,720	¥ 96,804
Acquired assets and liabilities as well as the non-controlling interest of CJOL at their historical carrying amounts			¥ 75,753
Shanghai Ruipin [Member]
Business Acquisition [Line Items]
Total consideration	¥ 1,825
Percentage of equity interest acquired by the Group	75.00%